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Putnam PanAgora ESG Emerging Markets Equity ETF

The fund's portfolio

7/31/2025(Unaudited)

COMMON STOCKS (98.8%)(a)	Shares	Value
Aerospace and defense (2.1%)
Bharat Electronics, Ltd. (India)	247,085		$1,080,589
			1,080,589
Air freight and logistics (0.2%)
Sinotrans, Ltd. Class A (China)	116,400		86,092
			86,092
Automobiles (2.3%)
Bajaj Auto, Ltd. (India)	5,100		466,226
BYD Co., Ltd. Class H (China)	15,000		220,510
Hero MotoCorp, Ltd. (India)	11,207		545,095
			1,231,831
Banks (15.5%)
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	237,538		1,052,836
Banco Santander Chile (Chile)	2,720,417		157,137
Bank Central Asia Tbk PT (Indonesia)	1,590,700		799,942
China Construction Bank Corp. Class H (China)	666,000		682,968
E.Sun Financial Holding Co., Ltd. (Taiwan)	843,362		905,595
Grupo Financiero Banorte SAB de CV Class O (Mexico)	97,300		867,112
Hana Financial Group, Inc. (South Korea)	17,379		1,070,210
HDFC Bank, Ltd. (India)	21,719		500,387
ICICI Bank, Ltd. (India)	16,050		271,425
IDBI Bank, Ltd. (India)	75,623		80,001
KB Financial Group, Inc. (South Korea)	10,574		845,585
Kotak Mahindra Bank, Ltd. (India)	37,508		847,196
Moneta Money Bank AS (Czech Republic)	8,087		56,393
			8,136,787
Biotechnology (2.0%)
Celltrion, Inc. (South Korea)	7,999		1,031,887
			1,031,887
Broadline retail (5.3%)
Alibaba Group Holding, Ltd. ADR (China) (NON)	11,958		1,442,494
Falabella SA (Chile)	70,445		351,280
JD.com, Inc. ADR (China) (NON)	7,452		234,663
JD.com, Inc. Class A (China)	3,050		47,751
Naspers, Ltd. Class N (South Africa)	1,415		438,524
Vipshop Holdings, Ltd. ADR (China)	18,558		280,040
			2,794,752
Capital markets (0.4%)
Guosen Securities Co., Ltd. Class A (China)	19,700		36,317
Huatai Securities Co., Ltd. Class A (China)	26,300		73,310
Huatai Securities Co., Ltd. Class H (China)	44,200		101,688
			211,315
Chemicals (0.5%)
Pidilite Industries, Ltd. (India)	7,848		257,106
			257,106
Construction materials (0.5%)
China National Building Material Co., Ltd. Class H (China)	444,000		264,703

Consumer finance (0.4%)		264,703
Qifu Technology, Inc. ADR (China)	5,654	194,102
		194,102
Consumer staples distribution and retail (0.2%)
Yifeng Pharmacy Chain Co., Ltd. Class A (China)	26,200	86,363
		86,363
Distributors (0.2%)
Zhejiang China Commodities City Group Co., Ltd. Class A (China)	41,000	121,411
		121,411
Diversified telecommunication services (1.9%)
Saudi Telecom Co. (Saudi Arabia)	76,632	858,844
Telekom Malaysia Bhd (Malaysia)	101,300	160,322
		1,019,166
Electric utilities (1.6%)
Companhia Paranaense (Preference) (Brazil)	41,300	87,475
Power Grid Corp. of India, Ltd. (India)	227,020	754,153
		841,628
Electrical equipment (-%)
Ningbo Sanxing Medical Electric Co., Ltd. Class A (China)	6,200	19,386
		19,386
Electronic equipment, instruments, and components (3.0%) Delta Electronics, Inc. (Taiwan) (NON)	71,733	1,362,681
Foxconn Industrial Internet Co., Ltd. Class A (China)	39,810	191,553
Universal Scientific Industrial Shanghai Co., Ltd. Class A (China)	18,400	40,750
		1,594,984
Entertainment (2.6%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	15,241
NetEase, Inc. ADR (China)	10,250	1,335,575
		1,350,816
Food products (3.0%)
China Mengniu Dairy Co., Ltd. (China)	185,000	386,025
Marico, Ltd. (India)	51,446	416,860
Uni-President Enterprises Corp. (Taiwan)	300,000	796,047
		1,598,932
Gas utilities (0.5%)
China Resources Gas Group, Ltd. (China)	64,200	162,095
ENN Natural Gas Co., Ltd. (China)	40,700	104,284
		266,379
Health care providers and services (1.6%)
Bangkok Dusit Medical Services PCL (Thailand)	561,000	369,079
Huadong Medicine Co., Ltd. (China)	21,900	134,879
Sinopharm Group Co., Ltd. (China)	130,800	314,253
		818,211
Hotels, restaurants, and leisure (0.9%) Meituan Class B (China) (NON)	28,800	446,125
		446,125
Household durables (0.9%)
Coway Co., Ltd. (South Korea)	4,083	320,622
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	24,800	157,291

477,913

Industrial conglomerates (0.1%) Sime Darby Bhd (Malaysia)	109,600	41,887
		41,887
Insurance (7.9%)
Cathay Financial Holding Co., Ltd. (Taiwan)	430,000	877,360
General Insurance Corp of India (India)	15,670	70,149
People's Insurance Co. Group of China, Ltd. (The) (China)	758,000	583,225
PICC Property & Casualty Co., Ltd. (China)	120,000	249,478
Porto Seguro SA (Brazil)	9,200	85,255
Powszechny Zaklad Ubezpieczen SA (Poland)	48,574	816,836
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	2,319	736,602
Sanlam, Ltd. (South Africa)	148,095	712,498
		4,131,403
Interactive media and services (5.9%)
NAVER Corp. (South Korea)	3,047	516,329
Tencent Holdings, Ltd. (China) (NON)	36,988	2,591,516
		3,107,845
IT Services (3.5%)
Arabian Internet & Communications Services Co. (Saudi Arabia)	2,049	130,387
HCL Technologies, Ltd. (India)	44,199	740,647
Infosys, Ltd. ADR (India)	54,216	906,492
Tech Mahindra , Ltd. (India)	4,243	70,897
		1,848,423

Life sciences tools and services (0.5%)

Wuxi Biologics Cayman, Inc. (China) (NON)	69,500	285,083
		285,083
Machinery (1.0%) Sany Heavy Industry Co., Ltd. Class A (China)	66,822	185,242
Weichai Power Co., Ltd. Class A (China)	173,700	365,372
		550,614
Metals and mining (4.6%) Anglogold Ashanti PLC (United Kingdom)	14,584	674,510
APL Apollo Tubes Ltd. (India)	18,416	336,622
Baoshan Iron & Steel Co., Ltd. (China)	177,600	181,232
CMOC Group, Ltd. Class H (China)	408,000	464,652
Gold Fields, Ltd. ADR (South Africa)	29,952	729,631
Shandong Nanshan Aluminum Co., Ltd. Class A (China)	92,900	50,758
		2,437,405
Oil, gas, and consumable fuels (2.6%) Adnoc Gas PLC (United Arab Emirates)	201,331	182,527
Petronet LNG, Ltd. (India)	34,130	112,288
PTT PCL NVDR (Thailand)	379,600	386,221
Reliance Industries, Ltd. (India)	31,205	495,226
Yantai Jereh Oilfield Services Group Co., Ltd. Class A (China)	39,000	211,079
		1,387,341
Pharmaceuticals (0.6%) China Medical System Holdings, Ltd. (China)	73,000	124,054
China Resources Pharmaceutical Group, Ltd. (China)	59,000	41,262
Yunnan Baiyao Group Co., Ltd. Class A (China)	18,000	140,338
		305,654

Real estate management and development (1.1%) KE Holdings, Inc. ADR (China)	27,029	497,874
Youngor Fashion Co., Ltd. Class A (China)	96,200	98,301
		596,175
Semiconductors and semiconductor equipment (12.3%)
OmniVision Integrated Circuits Group Inc. (China)	9,800	165,239
Realtek Semiconductor Corp. (Taiwan)	37,000	712,790
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	143,510	5,577,405
		6,455,434
Software (0.8%)
TOTVS SA (Brazil)	54,600	425,232
		425,232
Specialty retail (2.7%)
Pop Mart International Group, Ltd. (China)	32,800	1,027,873
Vibra Energia SA (Brazil)	105,200	398,477
		1,426,350
Technology hardware, storage, and peripherals (6.0%)
Asustek Computer, Inc. (Taiwan)	38,394	851,556
GRG Banking Equipment Co., Ltd. Class A (China)	12,500	22,991
IEIT Systems Co., Ltd. Class A (China)	17,900	138,787
Lenovo Group, Ltd. (China)	405,065	522,198
Samsung Electronics Co., Ltd. (South Korea)	22,794	1,173,559
Xiaomi Corp. Class B (China) (NON)	69,000	467,178
		3,176,269
Trading companies and distributors (0.4%)
BOC Aviation, Ltd. (China)	10,100	92,058
Xiamen C & D Inc. Class A (China)	69,700	98,258
		190,316
Transportation infrastructure (0.5%)
Motiva Infraestrutura de Mobilidade SA (Brazil)	106,300	233,689
		233,689
Wireless telecommunication services (2.8%)
America Movil SAB de CV (Mexico)	480,300	433,581
Bharti Airtel, Ltd. (India)	11,985	261,909
Far EasTone Telecommunications Co., Ltd. (Taiwan)	138,000	377,740
PLDT, Inc. (Philippines)	6,065	136,932
TIM SA/Brazil (Brazil)	64,300	237,814
		1,447,976
Total Common Stocks (cost $43,501,757)		$51,977,574

SHORT-TERM INVESTMENTS (0.9%)(a)

Shares Value

Putnam Government Money Market Fund Class P 4.08% (AFF)459,718 $459,718

Total short-term investments (cost $459,718) $459,718

TOTAL INVESTMENTS

Total Investments (cost $43,961,475) $52,437,292

Key to holding's abbreviations

ADR American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank. NVDR Non-voting Depository Receipts

PJSC Public Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to "ASC 820" represent Accounting Standards

Codification 820 Fair Value Measurements and Disclosures.

Putnam PanAgora ESG Emerging Markets Equity ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

(a) Percentages indicated are based on net assets of $52,620,209. (NON) This security is non-income-producing.

(AFF) Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any

Name of affiliate	Fair Value as of 04/30/25	Purchase Cost	Sale proceeds	Investment Income	Shares outstanding and fair value as of 7/31/25
Short-term investments

Putnam Government Money
Market Fund Class P†	$74,420	$2,148,862	$1,763,564	$4,001	$459,718

Total Short-term investments $74,420 $2,148,862 $1,763,564 $4,001 $459,718

†Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.

Diversification By Country
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
China	30.1%
Taiwan	21.8
India	15.7
South Korea	10.9
South Africa	3.6
Brazil	2.8
Mexico	2.5
United Arab Emirates	2.3
Saudi Arabia	1.9
Poland	1.5
Indonesia	1.5
Thailand	1.4
United Kingdom	1.3
Chile	1.0
Other	1.7

Total: 100%

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures.

Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the"mid price", and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value.

Securities quoted in foreign currencies, if any, are translated into U.S.dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury,U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

Valuation Inputs

Investments in securities: Level 1 Level 2 Level 3 Common stocks*:

Communication services	$6,925,803
Consumer discretionary	6,498,382
Consumer staples	1,685,295
Energy	1,387,341
Financials	12,673,607
Health care	2,440,835
Industrials	2,202,573
Information technology	13,500,342
Materials	2,959,214
Real estate	596,175
Utilities	1,108,007

$- $-

- -

- -

- -

- -

- -

- -

- -

- -

- -

- -

Total common stocks	51,977,574
Short-term investments	459,718

- -

- -

Totals by level $52,437,292 $- $-

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.